Putnam
Managed
High Yield
Trust

ANNUAL REPORT

May 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Morningstar, Inc., an independent rating agency, awarded the fund 4 out of a possible 5 stars for the 3-year period as of June 30, 1997. Only 22.5% of the 146 fixed-income funds rated received 4 stars.*

* "Given the possibility of further interest-rate hikes by the Federal Reserve Board, which in turn would cause prices to decline and yields to rise across the fixed-income market, many investors may wonder, why own high-yield bonds? The answer is simple: the high-yield sector actually exhibits relatively lower price volatility when it comes to interest-rate risk than other fixed-income sectors, primarily because high-yield bonds inherently have lower average durations. While credit risk is greater, interest-rate risk is not."

                         -- Jennifer E. Leichter, manager
                            Putnam Managed High-Yield Trust

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

27 Financial statements

  *Morningstar ratings reflect risk-adjusted performance through June 30, 1997, and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns if available (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

While most other areas of the fixed-income market endured considerable anxiety over the 12 months ended May 31, 1997, high-yield bonds found the environment to be somewhat more hospitable. In this environment, Putnam Managed High Yield Trust provided investors with a positive total return for the period, which encompassed your fund's fiscal 1997.

The strong stock market that improved the bottom lines of many issuers of high-yield bonds and significantly lowered the occurrence of defaults, coupled with increased demand from institutional and foreign investors, allowed Fund Manager Jennifer Leichter to upgrade the overall quality profile of the portfolio. Merger and acquisition activity also enhanced fund performance.

Jennifer discusses these and other factors in the following report, in which she also looks at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 16, 1997



Report from the Fund Manager
Jennifer E. Leichter

Over the past year, the uneven temperament of the broad fixed-income market combined with investors' concerns about interest rates and inflation to produce many nerve-racking moments for bond investors. High-yield bonds, however, remained relatively unaffected. Robust corporate earnings, a vibrant economy, record-breaking stock market activity, and strong demand stoked the high-yield market's fire to a strong enough extent that these negative influences were effectively offset.

Given such a backdrop, Putnam Managed High Yield Trust weathered the broader market's jitters, generating a total return of 12.27% at net asset value and 14.88% at market price for the fiscal year ended May 31, 1997. More complete performance information can be found on pages 9 and 10.

* IN GENERAL, BACKDROP FOR HIGH-YIELD INVESTING WAS IDEAL

For several years now, fixed-income investors have been handsomely rewarded for dipping below the investment-grade mark (Ba-rated or below) as they searched for yield- and price-appreciation opportunities. With five years of corporate cost-cutting and restructuring under its belt, corporate America has become leaner and more fiscally healthy. This has resulted in a paradigm shift that has helped boost the credit profile of many high-yield issuers and positively changed investors' attitudes and perceptions about high-yield bond investing.

Highly favorable technical factors further enhanced the market's ability to post attractive gains this past year. Powerful equity markets enabled many issuers to sell stock and improve their balance sheets. Defaults, commonly associated with high-yield bonds in the late 1980s, have been extremely low. Finally, steady demand from insurance companies, pension funds, and foreign investors has allowed the market to digest heavy new-issue supply without sacrificing price appreciation potential. Together, these factors have caused the yield spread -- the difference in yield -- between high-yield bonds and Treasury bonds to narrow dramatically, more than at any other time during the past five years. Spreads between high-yield bonds of varying credit quality also narrowed, and until most recently, B-rated bonds, which make up the majority of your fund's portfolio, outperformed Ba-rated bonds.

* DIVERSIFICATION ENHANCED WITH MORE UNCORRELATED EXPOSURE

As yield spreads have narrowed and investors have become more comfortable owning lower-rated securities, risk premiums -- the level of return or yield one hopes to receive for assuming higher risk -- have come down. The yields on lower-rated bonds are now closer to those offered by Treasury securities of comparable maturities. Not surprisingly, then, some investors may wonder if the current valuations in the high-yield market are too high. Given the many positive factors driving the market today, we believe they are somewhat justified.

We do recognize, however, that the reward for being accurate in terms of security selection is not as great as it was a year or two ago. Therefore, we have pursued a strategy designed to create a portfolio composed of uncorrelated securities -- issues that do not necessarily react in a similar manner to the same market or economic events. We increased diversification by purchasing more securities in industries where we had previously limited the fund's exposure, and bolstered the weighting in industries that we've favored for some time. Radio broadcasting, semiconductor manufacturers, electric utilities, independent-power producers that have growing overseas operations, and energy companies focusing on oil and gas exploration within the United States, are several areas where exposure has been increased. As a result of this strategy, the number of holdings in the fund's portfolio increased from roughly 200 issues at the beginning of the period to more than 300 by fiscal year's end.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications                                        7.9%

Recreation and gaming                                     7.1%

Cable television                                          6.2%

Electric utilities                                        5.7%

Cellular communications                                   5.2%

Footnote reads:
*Based on net assets as of 5/31/97. Holdings will vary over time.


* CONSOLIDATION TREND GIVES FUND HOLDINGS
  A BOOST

Merger and acquisition activity has been an ongoing theme in the market and continues to help drive returns and boost the performance of many of the fund's holdings. Deregulation seems to be the primary catalyst for change and consolidation in many industries, such as telecommunications, banking, radio broadcasting, U.K. cable holdings, and aerospace.

Issues that significantly contributed to the fund's returns included California Federal Savings and Loan and First Nationwide, two fund holdings that merged, resulting in price appreciation for both securities. While these securities and others discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

United Kingdom phone companies that sell competing phone services bundled with cable services also enjoyed price appreciation on the heels of industry-wide merger activity. Bell Cable Media and Videotron are two former fund investments worth mentioning. They merged and were then acquired by Cable and Wireless PLC. After a handsome run-up in price, we sold these issues for a profit.

Over the course of the year, we witnessed the entrance of larger telecommunication players into local markets through the acquisition of competitive local access providers. Bonds issued by MFS, a local provider, delivered solid gains for the fund once it was acquired by WorldCom, a long-distance provider. We liquidated the position at a substantial profit before period's end.


[GRAPHIC OMITTED: Top 10 Holdings]

TOP 10 HOLDINGS*

Midland Funding Corporation
Debentures Series A, 11 3/4s, 2005

PSF Holdings LLC
Class A (Common Stock)

Terex Corporation
Senior notes Series B, 13 1/4s 2002

Commodore Media, Incorporated
Senior subordinated notes, stepped-coupon 7 1/2s, (13 1/4s, 5/1/98). 2003

California Federated Bankcorp, Incorporated
Series B, $11.50, preferred

Falcon Holdings Group, Incorporated
Senior subordinated notes, 11s, 2003

Graphic Controls Corporation
Senior subordinated notes, Series A, 12s, 2005

Long Island Lighting Company
Debentures, 9s, 2022

Ralph's Grocery Company
Senior notes, 10.45s, 2004

ICG Holdings, Incorporated
Senior discretionary notes, stepped-coupon zero% (13 1/2s, 9/15/00), 2005

Footnote reads:
*These holdings represent 11.7% of the fund's assets as of 5/31/97.


* OUTLOOK IS CONSTRUCTIVE, YET CAUTIOUS

As we enter fiscal 1998, our outlook for the high-yield market remains constructive, yet cautious. Technically and fundamentally, the backdrop for investing in high-yield bonds remains favorable. In our view, firm demand, improved creditworthiness, ongoing consolidation, and the generally solid structure of the market appear to be setting the stage for many fund holdings to perform well.

Of course, we are also aware of the possibility that volatility may lie ahead, particularly considering that the Federal Reserve Board took no action on interest rates in May. It now appears that the Fed may well be caught between a rock and a hard place. If the Fed doesn't move to raise short-term interest rates this summer or fall, the market most likely will interpret the inaction as a green light for inflation and turbulence may follow. If the Fed does raise interest rates, investor speculation about how weak the economy might become down the road could dampen price appreciation potential and undermine investors' confidence in the creditworthiness of many high-yield issuers.

The current economy is in its seventh year of expansion and history suggests that sooner or later growth will need to be corralled in order to keep inflation at bay. We will keep a watchful eye on the market's movements and continue to use in-depth credit research to construct a well-diversified portfolio that can offer the potential to provide solid performance in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/97, there is no guarantee the fund will continue to hold these securities in the future. High-yielding lower-rated securities pose a greater risk to principal than higher-rated securities. High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's business conditions or in general economic conditions may hinder the issuer's ability to pay principal and interest on its securities.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 5/31/97

                                               First Boston
                                      Market    High Yield      Consumer
                            NAV       price     Bond Index     Price Index
------------------------------------------------------------------------------
1 year                      12.27%     14.88%     13.38%          2.23%
------------------------------------------------------------------------------
3 years                     41.41      44.58      39.02           8.54
Annual average              12.24      13.08      11.61           2.77
------------------------------------------------------------------------------
Life (6/25/93)              48.14      41.26      46.03          10.87
Annual average              10.52       9.19      10.15           2.67
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 5/31/97
------------------------------------------------------------------------------
Distributions (number)                          12
------------------------------------------------------------------------------
Income                                      $1.334
------------------------------------------------------------------------------
  Total                                     $1.334
------------------------------------------------------------------------------
Share value                         NAV                    Market price
------------------------------------------------------------------------------
5/31/96                           $13.78                     $13.750
------------------------------------------------------------------------------
5/31/97                            14.08                      14.375
------------------------------------------------------------------------------
Current return (end of period)      NAV                    Market price
------------------------------------------------------------------------------
Current dividend rate1              9.38%                       9.18%
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or Market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                                                       Market
                                NAV                    price
------------------------------------------------------------------------------
1 year                         14.16%                  15.83%
------------------------------------------------------------------------------
3 years                        43.80                   57.44
Annual average                 12.87                   16.33
------------------------------------------------------------------------------
Life (6/25/93)                 51.17                   43.56
Annual average                 10.85                    9.44
------------------------------------------------------------------------------
Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Report of independent accountants

To the Trustees and Shareholders of
Putnam Managed High Yield Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust (the "fund") at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
July 15, 1997


Portfolio of investments owned
May 31, 1997


CORPORATE BONDS AND NOTES (80.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.1%)
------------------------------------------------------------------------------------------------------------
 $  50,000       Adams Outdoor Advertising, Ltd. sr. notes
                   10 3/4s, 2006                                                               $      53,500

Aerospace and Defense (1.8%)
------------------------------------------------------------------------------------------------------------
        850,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                    884,000
        440,000  Howmet Corp. sr. sub. notes 10s, 2003                                               475,200
        130,000  L-3 Communications Corp. 144A sr. sub. notes
                   10 3/8s, 2007                                                                     136,825
        100,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                         104,000
        200,000  Sequa Corp. med. term notes 10s, 2001                                               205,222
        140,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                            140,350
                                                                                              --------------
                                                                                                   1,945,597

Agriculture (1.5%)
------------------------------------------------------------------------------------------------------------
      1,102,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon
                   Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                         837,520
        668,553  Premium Standard Farms, Inc. sr. secd. notes
                   11s, 2003 [2 DBL. DAGGERS]                                                        712,009
                                                                                              --------------
                                                                                                   1,549,529

Apparel (0.2%)
------------------------------------------------------------------------------------------------------------
         65,000  GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                          65,813
        135,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                    141,075
                                                                                              --------------
                                                                                                     206,888

Automotive (0.4%)
------------------------------------------------------------------------------------------------------------
        415,000  Lear Corp. sub. notes 9 1/2s, 2006                                                  439,900

Automotive Parts (1.2%)
------------------------------------------------------------------------------------------------------------
        375,000  Aftermarket Technology Corp. sr. sub. notes
                   Ser. D, 12s, 2004                                                                 416,250
        525,000  A.P.S., Inc. company guaranty 11 7/8s, 2006                                         548,625
        250,000  Exide Corp. sr. notes 10s, 2005                                                     260,625
        240,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005
                   (in default) +                                                                     84,000
                                                                                              --------------
                                                                                                   1,309,500

Banks (1.7%)
------------------------------------------------------------------------------------------------------------
        500,000  Advanta Corp. med. term notes Ser. C, 7.075s, 1999                                  491,220
         85,000  Dime Capital Trust bank guaranty Ser. A, 9.33s, 2027                                 88,400
         85,000  Greenpoint Capital Trust 144A company guaranty
                   9.1s, 2027                                                                         85,697
        175,000  Investors Capital Trust I 144A company guaranty
                   9.77s, 2027                                                                       174,043
        165,000  Ocwen Federal Bank sub. deb. 12s, 2005                                              177,994
        100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                           107,250
        150,000  Peoples Heritage Capital Trust company guaranty
                   Ser. B, 9.06s, 2027                                                               150,680
        150,000  Provident Capital Trust company guaranty 8.6s, 2026                                 145,095
         85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                          82,339
        125,000  Sovereign Capital Trust 144A company guaranty
                   9s, 2027                                                                          123,375
        110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                      112,470
                                                                                              --------------
                                                                                                   1,738,563

Broadcasting (4.4%)
------------------------------------------------------------------------------------------------------------
        500,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                 516,250
        435,000  Capstar Broadcasting 144A sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 2/1/02), 2009 ++                                  265,350
      1,150,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                              1,236,250
        310,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                            321,625
         95,000  Jacor Communications, Inc. company guaranty
                   9 3/4s, 2006                                                                       98,800
        200,000  Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                     215,500
        100,000  Pegasus Media & Communications notes Ser. B,
                   12 1/2s, 2005                                                                     109,500
        848,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                        814,080
        145,000  Radio One Inc. 144A sr. sub. structured notes
                   stepped-coupon 7s, (12s, 5/1/00), 2004 ++                                         127,963
        105,000  RBS Participacoes S.A. 144A company guaranty
                   11s, 2007 (Brazil)                                                                109,200
        515,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B,
                   10 3/4s, 2006                                                                     556,200
        165,000  Spanish Broadcasting Systems 144A sr. notes
                   11s, 2004                                                                         172,425
         70,000  TV Azteca Sa De Cv 144A sr. notes 10 1/2s, 2007
                   (Mexico)                                                                           71,819
                                                                                              --------------
                                                                                                   4,614,962

Building Products (1.6%)
------------------------------------------------------------------------------------------------------------
        175,000  Atrium Companies Inc. sub. notes 10 1/2s, 2006                                      180,906
         60,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                              60,000
        335,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                        385,669
        575,000  Inter-City Products sr. notes 9 3/4s, 2000                                          586,500
        250,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                            252,500
        250,000  Southdown Inc. sr. sub. notes Ser. B, 10s, 2006                                     268,125
                                                                                              --------------
                                                                                                   1,733,700

Building and Construction (2.7%)
------------------------------------------------------------------------------------------------------------
         70,000  Cia Latino Americana 144A company guaranty
                   11 5/8s, 2004 (Argentina)                                                          72,800
         85,000  Continental Homes Holding Corp. sr. notes 10s, 2006                                  88,400
        750,000  NVR, Inc. sr. notes 11s, 2003                                                       798,750
        600,000  Presley Cos. sr. notes 12 1/2s, 2001                                                594,000
      1,100,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                       1,237,500
         85,000  Webb Corp. sr. sub. notes 9 3/4s, 2008                                               82,663
                                                                                              --------------
                                                                                                   2,874,113

Buses (0.6%)
------------------------------------------------------------------------------------------------------------
         45,000  Atlantic Express, Inc. 144A company guaranty
                   10 3/4s, 2004                                                                      46,800
        715,000  Consorcio/MCII Holdings secd. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                   620,263
                                                                                              --------------
                                                                                                     667,063

Business Services (1.1%)
------------------------------------------------------------------------------------------------------------
        720,000  Corporate Express, Inc. sr. sub. notes Ser. B,
                   9 1/8s, 2004                                                                      712,800
        100,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                   11s, 2006                                                                         106,500
        155,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                     169,725
        100,000  United Stationer Supply, Inc. sr. sub. notes
                   12 3/4s, 2005                                                                     111,500
        105,000  Williams Scotsman Inc. 144A sr.notes 9 7/8s, 2007                                   106,050
                                                                                              --------------
                                                                                                   1,206,575

Cable Television (5.3%)
------------------------------------------------------------------------------------------------------------
        310,000  Adelphia Communications Corp. 144A sr. notes
                   9 7/8s, 2007 [2 DBL. DAGGERS]                                                     296,050
      1,020,364  Adelphia Communications Corp. sr. notes
                   9 1/2s, 2004 [2 DBL. DAGGERS]                                                     928,531
        200,000  Bell Cablemedia PLC sr. disc. notes zero %
                   stepped-coupon (11.95s, 7/15/99), 2004
                   (United Kingdom)++                                                                178,500
        250,000  CF Cable TV, Inc. sr. notes 11 5/8s, 2005 (Canada)                                  285,000
        500,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom)++                                                                338,750
        795,000  Diamond Cable Communications Co. 144A sr. disc.notes stepped-coupon zero % (10 3/4s, 2/15/02),
                   2007 (United Kingdom) ++                                                          466,069
      1,238,824  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]             1,118,039
        500,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                 487,500
        750,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/1/99), 2004 ++                                  645,000
         90,000  TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                                 93,825
      1,045,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                                593,038
        190,000  Wireless One, Inc. sr. notes 13s, 2003                                              121,125
                                                                                              --------------
                                                                                                   5,551,427

Cellular Communications (5.2%)
------------------------------------------------------------------------------------------------------------
        300,000  Cencall Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 1/8s, 1/15/99),
                   2004 ++                                                                           231,000
        500,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              371,250
        250,000  Comunicacion Celular bonds stepped-coupon zero %
                   (13 1/8s, 11/15/00), 2003 (Colombia)++                                            178,750
        250,000  Dial Call Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (12 1/4s, 4/15/99),
                   2004 ++                                                                           202,500
        200,000  Dobson Communications Corp. 144A sr. notes
                   11 3/4s, 2007                                                                     194,500
        500,000  Heartland Wireless Communications, Inc. sr. notes
                   13s, 2003                                                                         175,000
      1,000,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                            590,000
        635,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/00), 2006
                   (Luxembourg) ++                                                                   465,138
        510,000  NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (9 3/4s, 2/15/99), 2004 ++                                  387,600
        990,000  NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++                                  851,400
        285,000  Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                     250,800
        160,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                             140,800
      1,000,000  Pricellular Wireless Corp. sr. disc. notes
                   stepped-coupon zero % (12 1/4s, 10/1/98),
                   2003 ++                                                                           932,500
        250,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                  262,500
        200,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                            221,000
                                                                                              --------------
                                                                                                   5,454,738

Chemicals (1.7%)
------------------------------------------------------------------------------------------------------------
        600,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        606,000
         85,000  Freedom Chemicals, Inc. sr. sub. notes 10 5/8s, 2006                                 88,825
        490,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                  506,538
        300,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                   315,000
        100,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                           94,750
        100,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                         110,000
        155,000  Sterling Chemicals Holdings sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 8/15/01),
                   2008 ++                                                                           101,331
                                                                                              --------------
                                                                                                   1,822,444

Computer Equipment (0.4%)
------------------------------------------------------------------------------------------------------------
        400,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                   392,000

Computer Services (0.3%)
------------------------------------------------------------------------------------------------------------
        285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                306,731

Conglomerates (0.3%)
------------------------------------------------------------------------------------------------------------
        315,000  Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                                         327,600

Consumer Durable Goods (0.5%)
------------------------------------------------------------------------------------------------------------
        585,000  Coleman Escrow Corp. 144A (1st priority) sr. disc.
                   notes zero %, 2001                                                                377,325
         85,000  Coleman Escrow Corp. 144A (2nd priority) sr. disc.
                   notes zero %, 2001                                                                 51,425
        275,000  Icon Fitness Corp. sr. disc. notes stepped-coupon
                   zero % (14s, 11/1/01), 2006 ++                                                    147,125
                                                                                              --------------
                                                                                                     575,875

Consumer Non Durables (0.8%)
------------------------------------------------------------------------------------------------------------
         85,000  Foamex L.P. 144A sr. sub. notes 9 7/8s, 2007                                         86,488
      1,085,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero %(11 1/2s 8/15/00), 2003
                   (Canada) ++                                                                       661,850
         40,000  Windy Hill Pet Food Co. 144A sr.sub.notes
                   9 3/4s, 2007                                                                       40,400
                                                                                              --------------
                                                                                                     788,738

Consumer Services (0.6%)
------------------------------------------------------------------------------------------------------------
        522,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      576,810

Containers (1.9%)
------------------------------------------------------------------------------------------------------------
        320,000  Consumers International 144A sr. notes 10 1/4s, 2005                                340,000
        215,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007
                   (Mexico)                                                                          218,225
        500,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                   542,500
        120,000  Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                      124,200
        485,000  Radnor Holdings Inc. sr.notes 10s, 2003                                             494,700
        290,000  Vicap SA. 144A company guaranty 11 3/8s, 2007                                       301,600
                                                                                              --------------
                                                                                                   2,021,225

Cosmetics (0.9%)
------------------------------------------------------------------------------------------------------------
         80,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                                 82,000
      1,305,000  Revlon Worldwide Corp. 144A sr. disc. notes
                   zero %, 2001                                                                      879,244
                                                                                              --------------
                                                                                                     961,244

Electric Utilities (5.1%)
------------------------------------------------------------------------------------------------------------
        500,000  BVPS II Funding Corp. secd. lease oblig. bonds 9s, 2017                             508,055
        250,000  El Paso Electric Co. 1st mtge. Ser. E, 9.4s, 2011                                   269,588
        599,000  First PV Funding deb. 10.15s, 2016                                                  642,817
      1,000,000  Long Island Lighting Co. deb. 9s, 2022                                            1,099,440
      1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                  1,828,752
        500,000  Niagara Mohawk Power Corp. 1st mtge. 8 3/4s, 2022                                   495,835
        542,530  Northeast Utilities System notes Ser. A, 8.58s, 2006                                516,353
                                                                                              --------------
                                                                                                   5,360,840

Electronic Components (0.6%)
------------------------------------------------------------------------------------------------------------
        115,000  Celestica International Ltd. 144A sr. sub. notes
                   10 1/2s, 2006 (Canada)                                                            123,338
        135,597  Cirent Semiconductor sr. sub. notes 10.22s, 2002 [DBL. DAGGER]                      128,293
        136,153  Cirent Semiconductor sr. sub. notes
                   10.14s, 2004 [DBL. DAGGER]                                                        136,153
        100,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                              104,375
         85,000  Therma-Wave Inc. 144A sr. notes 10 5/8s, 2004                                        89,038
                                                                                              --------------
                                                                                                     581,197

Energy-Related (0.9%)
------------------------------------------------------------------------------------------------------------
        105,000  AES China Generating Co. sr. notes 10 1/8s,
                   2006 (China)                                                                      112,875
        300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                306,000
        545,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                                528,650
                                                                                              --------------
                                                                                                     947,525

Entertainment (0.8%)
------------------------------------------------------------------------------------------------------------
        250,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                          259,375
        250,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                     277,500
        250,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                       255,000
                                                                                              --------------
                                                                                                     791,875

Environmental Control (0.4%)
------------------------------------------------------------------------------------------------------------
        355,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                    214,775
        195,000  Allied Waste Industries, Inc. 144A sr. sub. notes
                   10 1/4s, 2006                                                                     208,163
                                                                                              --------------
                                                                                                     422,938

Financial Services (0.8%)
------------------------------------------------------------------------------------------------------------
        325,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        320,125
         85,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                 82,902
        220,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         222,200
         90,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                              89,100
        150,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                  155,625
                                                                                              --------------
                                                                                                     869,952

Food and Beverages (0.9%)
------------------------------------------------------------------------------------------------------------
        250,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                   8 3/4s, 2003                                                                      250,000
         65,000  Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007                                    69,713
        300,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          319,500
        250,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                            270,000
         50,000  MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                     50,500
                                                                                              --------------
                                                                                                     959,713

Food Chains (2.2%)
------------------------------------------------------------------------------------------------------------
        900,000  Ralphs Grocery Co. sr. notes 10.45s, 2004                                           987,750
        500,000  Southland Corp. 1st priority sr. sub. deb. 5s, 2003                                 420,625
        500,000  Southland Corp. 2nd priority sr. sub. deb. 4 1/2s, 2004                             392,500
        400,000  Stater Brothers sr. notes 11s, 2001                                                 430,500
        100,000  Supermercados Norte 144A 10 7/8s, 2004
                   (Argentina)                                                                       103,250
                                                                                              --------------
                                                                                                   2,334,625

Health Care (1.4%)
------------------------------------------------------------------------------------------------------------
         90,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                            91,575
        420,000  Integrated Health Services, Inc. 144A sr. sub. notes
                   9 1/2s, 2007                                                                      432,600
        200,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                  217,000
        700,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      696,500
                                                                                              --------------
                                                                                                   1,437,675

Insurance (0.5%)
------------------------------------------------------------------------------------------------------------
        500,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                            522,500

Lodging (0.9%)
------------------------------------------------------------------------------------------------------------
        150,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                                  156,750
        500,000  John Q Hammons Hotels, Inc. 1st mtge. 9 3/4s, 2005                                  524,375
        250,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     257,500
                                                                                              --------------
                                                                                                     938,625

Medical Supplies and Devices (1.9%)
------------------------------------------------------------------------------------------------------------
        500,000  Dade International, Inc. sr. sub. notes Ser. B,
                   11 1/8s, 2006                                                                     558,750
      1,000,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                           1,110,000
        350,000  Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                   10 3/4s, 2000                                                                     354,375
                                                                                              --------------
                                                                                                   2,023,125

Metals and Mining (0.5%)
------------------------------------------------------------------------------------------------------------
         70,000  Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                          72,975
        170,000  Continental Global Group 144A sr. notes Ser. A,
                   11s, 2007                                                                         177,650
        115,000  Echo Bay Mines jr. sub. deb. 11s, 2027 (Canada)                                     116,438
        150,000  Royal Oak Mines, Inc. company guaranty Ser. B,
                   11s, 2006 (Canada)                                                                149,625
         35,000  Wells Aluminum 144A notes 10 1/8s, 2005                                              35,525
                                                                                              --------------
                                                                                                     552,213

Motion Picture Distribution (0.9%)
------------------------------------------------------------------------------------------------------------
        280,000  AMC Entertainment, Inc. 144A sr. sub. notes
                   9 1/2s, 2009                                                                      284,550
        340,500  Cinemark Mexico notes Ser. B, 13s, 2003  [2 DBL. DAGGERS]                           328,583
         23,000  Cinemark Mexico notes Ser. D, 13s, 2003  [2 DBL. DAGGERS]                            22,195
        340,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                      345,100
                                                                                              --------------
                                                                                                     980,428

Networking (0.8%)
------------------------------------------------------------------------------------------------------------
      1,315,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/00), 2005 ++                                            831,738

Oil and Gas (4.8%)
------------------------------------------------------------------------------------------------------------
        145,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                   11 1/2s, 2004                                                                     158,050
        250,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                      256,875
        110,000  Cliffs Drilling Co. company guaranty Ser. B,
                   10 1/4s, 2003                                                                     115,500
        500,000  Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                        592,500
        100,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                    105,000
         65,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B,
                   10 3/8s, 2006                                                                      67,275
         85,000  Magnum Hunter Resources Inc. 144A sr. notes
                   10s, 2007                                                                          85,213
        250,000  Maxus Energy Corp. deb. 11 1/4s, 2013                                               258,750
        100,000  Maxus Energy Corp. global notes 9 7/8s, 2002                                        104,000
        750,000  Maxus Energy Corp. notes 9 1/2s, 2003                                               776,250
        120,000  Mesa Operating Co. company guaranty zero %
                   (11 5/8s 7/1/01), 2006 ++                                                          90,000
        155,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                160,813
         40,000  Pogo Producing Co. 144A notes 8 3/4s, 2007                                           39,900
        125,000  Pride Petroleum Services, Inc. 9 3/8s, 2007                                         130,313
         85,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                               90,100
        165,000  Transamerican Refining 144A 15s, 1998                                               165,000
        700,000  Transamerican Refining Corp. 1st mtge. stepped-coupon
                   zero % (18.5s 2/15/98), 2002 ++                                                   687,750
        656,000  TransTexas Gas Corp. sr. disc. notes 144A stepped-coupon
                   zero % (13 1/4s, 12/16/01), 2003 ++                                               426,400
        600,000  TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002                                  669,000
         85,000  Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                       85,000
                                                                                              --------------
                                                                                                   5,063,689

Paging (2.1%)
------------------------------------------------------------------------------------------------------------
        500,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        448,750
        750,000  Mobile Telecommunications Tech. sr. notes
                   13 1/2s, 2002                                                                     772,500
        300,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                     219,000
        700,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 11/1/98), 2003 ++                                                596,750
        200,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                           192,000
                                                                                              --------------
                                                                                                   2,229,000

Paper and Forest Products (2.2%)
------------------------------------------------------------------------------------------------------------
        200,000  APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                     215,500
        100,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                              99,000
        520,000  Florida Coast Paper LLC 1st mtge. Ser. B,
                   12 3/4s, 2003                                                                     525,200
        300,000  Gaylord Container Corp. sr. sub. disc. deb.
                   12 3/4s, 2005                                                                     328,500
        620,000  Repap New Brunswick sr. notes 10 5/8s, 2005
                   (Canada)                                                                          579,700
        330,000  Riverwood International Corp. company guaranty
                   10 7/8s, 2008                                                                     300,300
        250,000  Stone Container Corp. sr. notes 12.58, 2016                                         268,750
                                                                                              --------------
                                                                                                   2,316,950

Publishing (0.4%)
------------------------------------------------------------------------------------------------------------
        300,000  Affinity Group Holdings 144A sr. notes 11s, 2007                                    313,500
         65,000  Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007
                   (Canada)                                                                           64,838
         85,000  Von Hoffman Press Inc. 144A sr. sub. notes
                   10 3/8s, 2007                                                                      89,250
                                                                                              --------------
                                                                                                     467,588

Real Estate (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  Tanger Properties L.P. Gtd. notes 8 3/4s, 2001 (R)                                  255,445

Recreation and Gaming (5.7%)
------------------------------------------------------------------------------------------------------------
        155,000  Alliance Gaming Corp. 12 7/8s, 2003                                                 167,013
        550,000  Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000                                  313,500
        250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                            284,375
        280,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                        284,900
        100,000  Casino Magic Finance Corp. 1st mtge. 11 1/2s, 2001                                   83,500
         80,000  Casino Magic of Louisiana Corp. 144A 1st mtge.
                   13s, 2003                                                                          67,200
        500,000  Coast Hotels & Casinos, Inc. 144A company guaranty
                   Ser. B, 13s, 2002                                                                 555,000
        321,183  Elsinore Corp. 144A exch. 1st mortgage 11 1/2s, 2000                                308,336
        355,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         368,313
        120,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                 126,600
        700,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      738,500
        950,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                            951,188
        357,000  Louisiana Casino Cruises Corp. 1st mtge.
                   11 1/2s, 1998                                                                     364,140
        500,000  Mohegan Tribal Gaming sr. secd. notes Ser. B,
                   13 1/2s, 2002                                                                     657,500
        425,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           331,500
        432,000  Trump Castle notes 11 1/2s, 2000                                                    432,000
                                                                                              --------------
                                                                                                   6,033,565

Restaurants (0.3%)
------------------------------------------------------------------------------------------------------------
         70,000  AmeriKing, Inc. sr. notes 10 3/4s, 2006                                              73,500
        250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 265,000
                                                                                              --------------
                                                                                                     338,500

Retail (1.7%)
------------------------------------------------------------------------------------------------------------
         80,000  Guitar Center Management Co. 144A sr. notes
                   11s, 2006                                                                          86,800
        850,000  K mart Corp. med. term notes 7.85s, 2002                                            817,981
        275,000  Loehmann's, Inc. sr. notes 11 7/8s, 2003                                            284,625
        600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          618,000
                                                                                              --------------
                                                                                                   1,807,406

Satellite Services (1.0%)
------------------------------------------------------------------------------------------------------------
        260,000  Echostar Communications Corp. stepped-coupon
                   zero % (12 7/8s, 6/1/99), 2004 ++                                                 214,500
        630,000  Orbcomm Global Capital Corp. sr. notes Ser. B,
                   14s, 2004                                                                         658,350
        165,000  TCI Satellite Entertainment 144A sr. sub. notes
                   10 7/8s, 2007                                                                     166,650
                                                                                              --------------
                                                                                                   1,039,500

Semiconductors (0.3%)
------------------------------------------------------------------------------------------------------------
        175,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   11.74s, 2008 [2 DBL. DAGGERS]                                                     175,000
        160,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   10 1/8s, 2007                                                                     170,400
                                                                                              --------------
                                                                                                     345,400

Specialty Consumer Products (0.3%)
------------------------------------------------------------------------------------------------------------
        295,000  Sassco Fashions Ltd. 144A notes 12 3/4s, 1999 ##                                    306,800

Steel (1.2%)
------------------------------------------------------------------------------------------------------------
        170,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                               173,400
        185,000  Altos Hornos de Mexico 144A bonds 11 3/8s,
                   2002 (Mexico)                                                                     194,019
        900,000  Ispat Mexicana, S.A. 144A bonds 10 3/8s, 2001
                   (Mexico)                                                                          936,000
                                                                                              --------------
                                                                                                   1,303,419

Telecommunications (5.8%)
------------------------------------------------------------------------------------------------------------
        520,000  American Communications Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  249,600
        400,000  Brooks Fiber Properties, Inc. sr. disc. notes
                   stepped-coupon zero % (10 7/8s, 3/1/01), 2006 ++                                  272,000
        280,000  Brooks Fiber Properties, Inc. 144A sr. notes 10s, 2007                              282,100
         85,000  Consorcio Ecuatoriano 144A notes 14s, 2002
                   (Ecuador)                                                                          89,038
      1,000,000  GST Telecommunications,Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 12/15/00),
                   2005 ++                                                                           620,000
        270,000  Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01),
                   2003 ++                                                                           143,100
      1,370,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 9/15/00), 2005 ++                                                972,700
        750,000  Intermedia Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (12 1/2s, 5/15/01),
                   2006 ++                                                                           517,500
        450,000  Intermedia Communications, Inc. sr. notes Ser. B,
                   13 1/2s, 2005                                                                     508,500
      1,200,000  International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                        816,000
        430,000  International Cabletel, Inc. 144A sr. notes 10s, 2007                               432,150
        200,000  International Wireless Communications, Inc. sr. disc.
                   notes stepped-coupon zero %, 2001                                                 109,000
        220,000  ITC Deltacom, Inc. 144A sr. notes 11s, 2007                                         226,600
        340,000  McLeod, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (10 1/2s, 3/01/02), 2007 ++                                                202,300
        250,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                  175,625
        550,000  Winstar Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    310,750
        170,000  Winstar Equipment Corp. 144A company guaranty
                   12 1/2s, 2004                                                                     165,750
                                                                                              --------------
                                                                                                   6,092,713

Textiles (0.4%)
------------------------------------------------------------------------------------------------------------
         85,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          87,975
        330,000  Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                         358,875
                                                                                              --------------
                                                                                                     446,850

Utilities (0.2%)
------------------------------------------------------------------------------------------------------------
        200,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                             200,714
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $81,452,750)                                                         $   84,921,230


PREFERRED STOCKS (5.6%)*
NUMBER OF SHARES                                                                                       VALUE

Banks (1.6%)
------------------------------------------------------------------------------------------------------------
         11,000  California Federated Bankcorp Inc. Ser. B, $11.50 pfd.                       $    1,226,500
          2,000  California Federal Bank Ser. B, $10.625 exch. pfd.                                  217,500
          6,240  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                       307,320
                                                                                              --------------
                                                                                                   1,751,320

Broadcasting (0.8%)
------------------------------------------------------------------------------------------------------------
            614  American Radio Systems Corp. 144A, $11.375,
                   cum. pfd. [2 DBL. DAGGERS]                                                         65,084
         2,100   Chancellor Radio Broadcasting 144A, $12.00, pfd.                                    227,850
         3,240   SFX Broadcasting, Inc. Ser. E, $12.625, cum. pfd. [2 DBL. DAGGERS]                  349,110
           215   Spanish Broadcasting Systems 144A, 14.25%,
                   cum. pfd. [2 DBL. DAGGERS]                                                        191,350
                                                                                              --------------
                                                                                                     833,394

Cable Television (0.9%)
------------------------------------------------------------------------------------------------------------
         9,872   Cablevision Systems Corp. Ser. M, $11.125, dep. shs.
                   cum. pfd. [2 DBL. DAGGERS]                                                        932,904

Electric Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
         5,733   El Paso Electric Co., $11.40, cum. pfd. [2 DBL. DAGGERS]                            639,230

Gaming (0.3%)
------------------------------------------------------------------------------------------------------------
         3,228   Alliance Gaming Corp. Ser. B, $15.00, pfd. [2 DBL. DAGGERS]                         326,835

Health Care (0.3%)
------------------------------------------------------------------------------------------------------------
           260   Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                              266,500

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
         4,000   AmeriKing, Inc. $3.25, cum. pfd. [2 DBL. DAGGERS]                                   112,000

Telecommunications (1.0%)
------------------------------------------------------------------------------------------------------------
            27   Intermedia Communications, Inc. 144A, 13.50%, pfd. [2 DBL. DAGGERS]                 280,800
         5,570   Nextlink Communications, Inc. Ser. 144A Ser. 144A,
                   $7.00, cum. pfd.                                                                  278,500
           472   NTL Inc. 144A 13.00%, pfd. [2 DBL. DAGGERS]                                         476,720
                                                                                              --------------
                                                                                                   1,036,020
                                                                                              --------------
                 Total Preferred Stocks (cost $5,640,941)                                     $    5,898,203


UNITS (5.0%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
           150   Advanced Radio Telecommunications units 14s, 2007                            $      157,500
            40   Anvil Holdings 144A units 13s, 2009 [2 DBL. DAGGERS]                                 39,800
           550   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/00), 2003 (Australia) ++                                           341,000
            70   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 (Colombia) ++                                            966,000
           200   Colt Telecommunications Group PLC units
                   stepped-coupon zero % (12s, 12/15/01), 2006
                   (United Kingdom) ++                                                               127,000
           190   Esat Holdings Ltd. 144A units stepped-coupon
                   zero % (12 1/2s, 2/1/02), 2007 (Ireland) ++                                       113,525
         1,050   Fitzgerald Gaming Co. units 13s, 2002                                               819,000
           245   Globalstar L.P. Capital units 11 3/8s, 2004                                         248,063
           500   Health-O-Meter Products, Inc. units 13s, 2002                                       540,000
           815   McCaw International Ltd. 144A units stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    393,238
           110   Paging Net Brazil Holding Co. LLC 144A units sr. notes
                   13 1/2s, 2005 (Brazil)                                                            110,000
           380   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                       210,900
           170   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                  173,825
           500   Urohealth Systems, Inc. 144A units 12 1/2s, 2004                                    520,000
           300   Wireless One Inc. units stepped-coupon zero %
                   (13 1/2s,8/1/01 ), 2006 ++                                                         81,000
         2,950   XCL Ltd Unit Cum. pfd., 9.50%                                                       250,750
           220   XCL Ltd units sr. sec. notes, 13 1/2s, 2004                                         222,200
                                                                                              --------------
                 Total Units (cost $5,299,815)                                                $    5,313,801


COMMON STOCKS (2.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
           100   AmeriKing, Inc. +                                                            $        5,000
         1,800   Axia Holding Corp. 144A +                                                            90,000
        10,124   Chesapeake Energy Corp. +                                                           143,002
        10,504   Elsinore Corp. +                                                                        998
         4,500   Exide Corp.                                                                          98,438
         3,333   Finlay Enterprises, Inc.                                                             54,995
        10,000   NEXTEL Communications, Inc. Class A +                                               147,500
           303   PMI Holdings Corp. +                                                                 96,960
           244   Premium Holdings L.P. 144A +                                                          1,222
        57,579   PSF Holdings LLC Class A                                                          1,525,844
        12,750   Specialty Foods Corp. +                                                               6,375
         4,400   Terex Corp. Rights expiration date 5/15/00 +                                         47,300
                                                                                              --------------
                 Total Common Stocks (cost $2,477,369)                                        $    2,217,634


CONVERTIBLE BONDS AND NOTES (1.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $  450,000   Argosy Gaming cv. sub. notes 12s, 2001                                        $     325,125
       275,000   Corp. Express Inc., cv. notes 4 1/2s, 2000                                          240,625
       500,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                      305,000
       140,000   GST Telecommunications, Inc. cv. sr. disc. notes
                   stepped-coupon zero % (13 7/8s, 15/15/00),
                   2005 ++                                                                            88,200
       200,000   Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                      179,000
       100,000   National Semiconductor Corp. cv. deb. 6 1/2s, 2002                                  102,500
       150,000   VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                   148,125
       800,000   Winstar Communications. Inc. cv sr. disc. notes stepped-coupon
                   zero %, (14s, 10/15/00) 2005                                                      488,000
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $1,652,138)                                                          $    1,876,575


FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) * (cost $498,525)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
USD    920,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan floating
                   rate bonds LIBOR + 13/16, 2020 +##[2 DBL. DAGGERS]                          $     573,850


WARRANTS (0.5%)                                                                EXPIRATION
NUMBER OF WARRANTS+                                                            DATE                    VALUE
------------------------------------------------------------------------------------------------------------
        25,000   Becker Gaming Corp. 144A                                      11/15/00        $         250
         4,550   Capital Gaming International, Inc.                            2/1/99                    182
         5,260   Cellnet Data Systems, Inc.                                    6/15/00                73,640
           250   Comunicacion Cellular 144A (Colombia)                         11/15/20               18,750
           500   Fitzgerald Gaming Co. 144A                                    3/15/99                    50
         6,000   Heartland Wireless Communications 144A                        4/15/00                    60
           270   Hyperion Telecommunications 144A                              4/15/01                 8,100
         4,191   Intelcom Group 144A                                           10/15/05               54,483
           450   Intermedia Communications, Inc. 144A                          6/1/00                 12,375
           200   International Wireless Communications
                   Holdings 144A                                               8/15/01                     2
           492   Louisiana Casino Cruises, Inc. 144A                           12/1/98                24,600
           500   NEXTEL Communications Inc.                                    1/1/99                      5
         5,380   Nextlink Communications, Inc. 144A                            2/1/09                     54
         6,900   Pagemart, Inc. 144A                                           12/31/03               44,850
           600   Petracom Holdings, Inc. 144A                                  8/1/05                  4,275
         3,710   SDW Holdings Corp. 144A                                       12/15/06               48,230
           215   Spanish Broadcasting Systems 144A                             6/30/99                23,865
           155   Sterling Chemicals Holdings                                   8/15/08                 5,425
        35,000   Transamerican Refining Corp.                                  2/15/02               157,500
         4,560   UCC Investor Holding, Inc. (acquired 3/16/94,
                   cost $59,280) [DBL. DAGGERS] 144A                           10/30/99               57,000
           101   Wright Medical Technology, Inc. 144A                          6/30/03                11,070
                                                                                              --------------
                 Total Warrants (cost $545,433)                                                $     544,766


CONVERTIBLE PREFERRED STOCKS (0.5%) * (cost $601,250)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        10,000   Granite Broadcasting, $1.938, cv. pfd.                                        $     520,000


SHORT-TERM INVESTMENTS (3.8%) * (cost $3,976,219)
PRINCIPAL AMOUNT VALUE
------------------------------------------------------------------------------------------------------------
    $3,975,000   Interest in $386,564,000 joint repurchase agreement
                   dated May 30, 1997 with UBS Securities due June 2, 1997
                   with respect to various U.S. Treasury obligations --
                   maturity value of $3,976,829 for an effective yield
                   of 5.52%                                                                   $    3,976,219
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $102,144,440) ***                                    $  105,842,278
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $105,689,707.

*** The aggregate identified cost on a tax basis is $102,147,497, resulting in gross unrealized appreciation and depreciation of $6,003,655 and $2,308,874, respectively, or net unrealized appreciation of $3,694,781.

+ Non-income-producing security.

++ The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1997 was $321,446 or less than 1.0% of net assets.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

## When-issued securities (Note 1).

(R) Real Estate Investment Trust.

    144A after the name of a security represents those exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.




Statement of assets and liabilities
May 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $102,144,440) (Note 1)                                                $105,842,278
---------------------------------------------------------------------------------------------------
Cash                                                                                        856,952
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 1,866,839
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              370,909
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    6,360
---------------------------------------------------------------------------------------------------
Total assets                                                                            108,943,338

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       824,875
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,174,551
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                195,026
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    3,026
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                5,786
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,242
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       49,125
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,253,631
---------------------------------------------------------------------------------------------------
Net assets                                                                             $105,689,707

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                               $105,735,101
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                149,955
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (3,893,187)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                3,697,838
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $105,689,707

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($105,689,707 divided by
7,507,107 shares)                                                                            $14.08
---------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended May 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Interest income                                                                        $10,572,703
--------------------------------------------------------------------------------------------------
Dividends                                                                                  557,743
--------------------------------------------------------------------------------------------------
Total investment income                                                                 11,130,446

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           778,903
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             145,687
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           16,932
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             7,436
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               5,977
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     34,005
--------------------------------------------------------------------------------------------------
Registration fees                                                                              250
--------------------------------------------------------------------------------------------------
Auditing                                                                                    30,740
--------------------------------------------------------------------------------------------------
Legal                                                                                       23,152
--------------------------------------------------------------------------------------------------
Postage                                                                                     26,762
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       14,823
--------------------------------------------------------------------------------------------------
Other                                                                                       15,532
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,100,199
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (43,034)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,057,165
--------------------------------------------------------------------------------------------------
Net investment income                                                                   10,073,281
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         2,080,249
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                  84,513
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,164,762
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $12,238,043
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                                  Year ended May 31
                                                                                              ------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 10,073,281       $  9,564,010
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          2,080,249          3,310,311
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                   84,513          2,599,237
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     12,238,043         15,473,558
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                              (10,013,933)        (9,771,229)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                               --           (137,769)
----------------------------------------------------------------------------------------------------------------------
Total increase net assets                                                                 2,224,110          5,564,560

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       103,465,597         97,901,037
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
and distributions in excess of net investment income
of $149,955 and $207,835, respectively)                                                $105,689,707       $103,465,597

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                                           7,507,107          7,507,107
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       June 25, 1993+
operating performance                                                          Year ended May 31                    to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.78           $13.04           $13.40           $14.01 (c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 1.34             1.27             1.32             1.23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .29              .79             (.36)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.63             2.06              .96              .64
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                    (1.33)           (1.30)           (1.32)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --             (.02)              --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.33)           (1.32)           (1.32)           (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.08           $13.78           $13.04           $13.40
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                                      $14.375          $13.750          $13.125          $13.375
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                                               14.88            15.30             9.20            (2.52)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $105,690         $103,466          $97,901         $100,615
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.06             1.04             1.00             1.00 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             9.70             9.49            10.32             8.82 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               62.57            74.70           103.91            80.21 *
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Represents initial net asset value of $14.07 less offering expenses of approximately $0.06.


Notes to financial statements
May 31, 1997

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees or dealers, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method. Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1997, the fund had a capital loss carryover of approximately $3,122,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

   Loss Carryover       Expiration
   --------------       ------------
    $1,876,000          May 31, 2003
    $1,246,000          May 31, 2004

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, post-October loss deferrals, organization expenses, amortization of bond premium, market discount, interest on payment-in-kind securities and capital loss carryover. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1997, the fund reclassified $298,442 to increase undistributed net investment income and $315,964 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $17,522. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,884. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.

Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1997, fund expenses were reduced by $43,034 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $630 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended May 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $63,524,857 and $69,250,388, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.


Federal tax information
(Unaudited)

The fund has designated 5.42% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Tim Ferguson
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.

Putnam Investments
[LOGO OMITTED]
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

34406-590      7/97